Jan. 28, 2025
Centre American Select Equity Fund
SUMMARY OF CENTRE AMERICAN SELECT EQUITY FUND
INVESTMENT OBJECTIVE
The Centre American Select Equity Fund (the “Fund”) seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Centre American Select Equity Fund	Investor Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none
Redemption Fee (as a percentage of Amount Redeemed)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Centre American Select Equity Fund		Investor Class	Institutional Class
Management Fees	[1]	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	none
Shareholder Service Fees		0.11%	0.08%
Remaining Other Expenses		0.23%	0.25%
Total Annual Fund Operating Expenses		1.34%	1.08%
Fee Waiver and/or Reimbursement	[2]	none	(0.05%)
Total Annual Fund Operating Expenses (after fee waiver and/or expense reimbursement)		1.34%	1.03%
[1]	Under the investment advisory agreement, the Fund pays to the Fund’s investment adviser an investment advisory fee (accrued daily and payable monthly) at an annual rate of 0.75% of the Fund's average daily net assets for the first $1 billion and 0.70% of the Fund's average daily net assets thereafter.
[2]	The investment adviser to the Fund, Centre Asset Management, LLC (the “Adviser” or “Centre”), has contractually agreed to reduce its advisory fees and/or reimburse other expenses of the Fund for not less than one year and until the next following effective date of the post-effective amendment to the registration statement of Centre Funds relating to the Fund (on or about January 29, 2026) to the extent necessary to limit the total operating expenses of the Fund including (but not limited to) investment advisory fees of the Adviser, but excluding, as applicable, any front-end or contingent deferred sales loads, taxes, leverage interest, distribution/service (Rule 12b-1) fees, shareholder services fees, brokerage commissions, acquired fund fees and expenses, (except that, if an acquired fund is an underlying fund managed by the Adviser and such acquired fund is not subject to an effective expense limitation or fee waiver agreement at any time during the term of this Agreement, then, for that time, the operation expenses of each class of shares of the Fund shall not exclude the amount of advisory fees included in such acquired fund’s fees and expenses to which the Fund would otherwise be subject), expenses incurred in connection with any merger or reorganization, and extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to an annual rate of 1.10% of the average daily net assets of the Investor Class shares and 0.95% of the average daily net assets of the Institutional Class shares (the “Expense Limitation Agreement”). The Expense Limitation Agreement may be terminated at any time, and without payment of any penalty, by the Board of Trustees of the Trust (the “Board”), on behalf of the Fund, upon 60 days’ written notice to the Adviser, but may not be terminated by the Adviser without the consent of the Board. No recoupment will be made more than three years after the date that the applicable amount was initially waived or reimbursed by the Adviser, and the recoupment may not cause the Fund to exceed the then-existing expense limitation for that class at the time such waiver or reimbursement was made.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and the expense reduction/reimbursement described above remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Centre American Select Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	136	424	734	1,611
Institutional Class	105	338	590	1,311

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2024, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the Fund is to seek long-term growth of capital. This investment objective may be changed without shareholder approval. The Fund is a diversified fund that normally invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of large capitalization U.S. companies. U.S. companies, for this purpose, consist of those companies that: (i) are incorporated in the U.S.; and (ii) list their common stock on, and principally trade on, the New York Stock Exchange (“NYSE”) (including NYSE Arca and NYSE American), the NASDAQ Global Select Market, the NASDAQ Select Market, or the NASDAQ Capital Market. The 80% portion of the Fund’s portfolio consists of investments in U.S. companies that are members of the S&P 500 Index or possess similar minimum market capitalization and trading volume attributes.[1] The Fund’s common stock investments may include exchange-listed equities from companies across various sectors and industries. The remaining 20% of the Fund’s net assets, plus borrowings for investment purposes, may include small-cap and mid-cap companies, preferred stock, exchange-traded funds (“ETFs”), and preferred stock.

[1]	Under current S&P Dow Jones Indices market capitalization guidelines, companies are required to have a market value of at least $20.5 billion for listing in the S&P 500 Index. S&P Dow Jones Indices typically makes adjustments to its benchmark indexes on an annual basis.

In selecting investments for the Fund, the Adviser utilizes a “bottom-up” fundamental stock selection process that the Adviser believes yields a more accurate picture of a company’s intrinsic value. The Adviser analyzes a variety of factors when selecting investments for the Fund, such as a company’s operations, risk profile, growth expectations and valuation of its securities. The Adviser utilizes a disciplined, Economic Value Added[2] framework to select investments. The framework focuses on the fundamentals of shareholder wealth creation and wealth destruction similar to the way a traditional, long-term focused corporate investor looking at all aspects of the business would assess a company’s value. In the shorter-term, markets often undervalue or overvalue a company’s ability to create or destroy shareholder wealth. The framework seeks to identify and exploit these investment opportunities. The approach is designed to capture excess returns when the market price of a stock converges toward the Adviser’s target price.

In determining whether a particular company or security may be a suitable investment for the Fund, the Adviser may focus on any number of different attributes that may include, without limitation: the company’s ability to generate favorable returns in light of current growth prospects, market position and expertise, brand value, pricing power, measures of financial strength (e.g., strong balance sheet), profit margin changes, return on capital improvement, sustainability of revenue growth, ability to generate cash flow, strong management, commitment to shareholders’ interests, dividends or current income, market share gains, innovation and reinvestment, corporate governance and other indications that a company or a security may be an attractive investment. Lastly, the Adviser integrates security selection with appropriate stock position sizing (determining the appropriate percentage of the Fund’s assets to commit to a particular investment) in order to maximize return relative to risk. The Adviser may sell or reduce the Fund’s position in a security when the facts or analysis surrounding the reasons for investing in the security have changed.

The Fund may purchase or sell exchange-traded derivative products, such as exchange-traded futures and options, for capital preservation, enhancement of returns, temporary cash management, or investment transition purposes. For example, the Adviser may utilize exchange-traded futures and options to hedge the risks of existing stock positions in the Fund’s portfolio against significant equity market declines that may occur over short periods of time. Such capital protection strategies will be used tactically when the Adviser’s current assessment of market valuation indicates forward returns as low relative to downside risk and the cost to upside potential from utilizing portfolio preservation tools reasonable. A protective put option strategy, when tactically employed, is executed using exchange-traded put options on U.S. large capitalization Indices such as the S&P 500 Index to hedge the portfolio and to reduce volatility. Generally, S&P 500 Index put options and others have an inverse relationship to their underlying Index level, meaning that the value of an index put option generally increases as the underlying securities in the Fund decrease in price and decreases as those securities increase in price. The Adviser may also seek to enhance returns by writing (selling) out of the money call options tailored with exercise prices generally above the current market prices of stocks held in the Fund or on U.S. large capitalization Indices such as the S&P 500 Index at the time of the call sale. As the seller of the call option, the Fund receives cash (the premium) from the purchaser. Furthermore, the Fund may also invest in S&P 500 Index futures to increase the Fund’s overall market exposure following cash inflows from new investments in the Fund.

[2]	Economic Value Added (EVA) is an estimate of a company’s economic profit. Economic profit, which refers to the profit earned by a company, minus the cost of financing the company’s capital, is an amount that may be considered in the assessment of a company’s overall value.

The Fund generally maintains a fully-invested posture. As such, cash is typically held to a minimum. However, significant investor inflows may temporarily increase cash positions. The Fund may also, under unusual circumstances, take temporary defensive positions and hold up to 100% of its portfolio in cash or cash equivalent positions. The Fund may engage in frequent or active trading depending on market conditions, resulting in a high portfolio turnover rate. A high portfolio turnover rate may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance.

PRINCIPAL RISKS OF INVESTING IN THE FUND
PERFORMANCE INFORMATION

The performance information below provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart and performance table assume reinvestment of dividends and distributions. The Fund’s past performance (both before and after taxes) is not necessarily an indicator of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.centrefunds.com or by calling 1-855-298-4236.

The following bar chart depicts changes in the Fund’s performance from year to year during the periods indicated for Investor Class shares only, since the Investor Class has the longest period of annual returns. The performance of the Institutional Class shares will differ from the performance shown because the Institutional Class shares have different expenses than the Investor Class shares.

Annual Total Returns for the Last 10 Calendar Years – Investor Class Shares

Annual Total Returns (Years Ended December 31) - Investor Class Shares

Best Quarter:	2nd Quarter, 2020	+21.72%
Worst Quarter:	2nd Quarter, 2022	-16.04%

The following performance table compares the Fund’s average annual total returns for the periods indicated to those of a broad-based securities market index. The index is not actively managed and not available for direct investment.

Average Annual Total Returns (for the periods ended December 31, 2024)
Average Annual Total Returns - Centre American Select Equity Fund		1 Year	5 Years	10 Years	Since Inception [2]	Inception Date
Investor Class	[1]	13.89%	16.09%	12.00%	13.01%	Dec. 21, 2011
Investor Class | After Taxes on Distributions	[1]	10.90%	14.06%	9.61%	10.44%	Dec. 21, 2011
Investor Class | After Taxes on Distributions and Sales	[1]	10.39%	12.60%	9.10%	9.89%	Dec. 21, 2011
Institutional Class		14.14%	16.56%	12.39%	12.07%	Jan. 21, 2014
Institutional Class | After Taxes on Distributions		11.22%	14.54%	10.00%	9.85%	Jan. 21, 2014
Institutional Class | After Taxes on Distributions and Sales		10.50%	12.99%	9.42%	9.26%	Jan. 21, 2014
S&P 500 Total Return Index(reflects no deduction for fees, expenses, or taxes)	[3]	25.02%	14.53%	13.10%	14.82%	Dec. 21, 2011
S&P 500 Total Return Index(reflects no deduction for fees, expenses, or taxes)	[3]	25.02%	14.53%	13.10%	13.25%	Jan. 21, 2014
[1]	After tax returns are shown for Investor Class shares only and will vary for Institutional Class shares, which have different expenses.
[2]	The inception date of the Investor Class shares is December 21, 2011 and the inception date of the Institutional Class shares is January 21, 2014.
[3]	The S&P 500 Total Return Index is a total return index that reflects both changes in the prices of stocks in the S&P 500 Index as well as the reinvestment of the dividend income from its underlying stocks. The “Since Inception” dates for the Index are in alignment with the respective inception dates of the Investor Class shares and the Institutional Class shares.

After tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown in the table. After tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or an individual retirement account (“IRA”). If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

Centre American Select Equity Fund | Risk Lose Money [Member]
The loss of your money is a principal risk of investing in the Fund
Centre American Select Equity Fund | Risk Not Insured Depository Institution [Member]
The Fund’s shares, like other mutual fund shares, are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.
Centre American Select Equity Fund | Common Stock Risk [Member]

Common Stock Risk. The value of common stocks held by the Fund might decrease in response to the activities of a single company or in response to general market or economic conditions. If this occurs, the value of the Fund may also decrease.

Centre American Select Equity Fund | Market Risk [Member]

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets. Asset prices change daily as a result of many factors, including developments affecting the condition of individual companies, the sector or industries in which they operate, and the market in general. The price of a security or other instrument may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general market conditions. In a declining stock market, security prices for all companies (including those in the Fund’s portfolio) may decline regardless of any company’s long-term prospects. The Fund’s performance per share will change daily in response to such factors. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

Centre American Select Equity Fund | Risks of Investing in Undervalued Securities [Member]

Risks of Investing in Undervalued Securities. Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor or achieve the Adviser’s expectations with respect to the price of the security.

Centre American Select Equity Fund | Sector Risk Member

Sector Risk.  To the extent that the Fund focuses its investments in the securities issued by companies in a particular market sector, such as materials, energy, and information technology, the Fund will be subject to the market or economic factors affecting such sector, including adverse economic, business, political, regulatory or environmental developments, to a greater extent than if the Fund’s investments were more diversified among various different sectors.

Centre American Select Equity Fund | Derivative Risk [Member]

Derivative Risk. Loss may result from the Fund’s use of derivatives. The value of derivatives in which the Fund may invest may rise or fall more rapidly than other investments. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to a non-exchange traded derivative transaction; risk that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. Derivatives may contain “inherent” leverage because derivative contracts may give rise to an obligation on the part of the Fund for future payment or liabilities that are larger than the initial margin or premiums required to establish such positions. Combined with the volatility of derivatives prices, the leveraged nature of derivatives trading could cause the Fund to sustain large and sudden losses.

Centre American Select Equity Fund | Investment Adviser Risk [Member]

Investment Adviser Risk. The Adviser’s implementation of the Fund’s strategy may fail to produce the intended results. The Adviser’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objective.

Centre American Select Equity Fund | Political / Economic Risk [Member]

Political/Economic Risk. Changes in economic and tax policies, interest rates, high inflation rates, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund’s investments.

Centre American Select Equity Fund | Portfolio Turnover Risk [Member]
Portfolio Turnover Risk. A higher portfolio turnover will result in higher transactional and brokerage costs.
Centre American Select Equity Fund | Regulatory Risk [Member]

Regulatory Risk. Governmental and regulatory actions, including tax law changes, may have unexpected or adverse consequences on particular markets, strategies, or investments, including the liquidity of investments. These actions and other developments may impact the Fund’s ability to invest or remain invested in certain securities and other assets. Legislation or regulation may also change the way in which the Fund itself is regulated. The Adviser cannot predict the effects of any new governmental regulation that may be implemented on the ability of the Fund to invest in certain assets, and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objective.

Centre Global Infrastructure Fund
SUMMARY OF CENTRE GLOBAL INFRASTRUCTURE FUND
Investment Objective
The Centre Global Infrastructure Fund (the “Fund”) seeks long-term growth of capital and current income.
FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Centre Global Infrastructure Fund	Investor Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none
Redemption Fee (as a percentage of Amount Redeemed)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Centre Global Infrastructure Fund		Investor Class	Institutional Class
Management Fees		0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	none
Shareholder Service Fees		0.07%	0.05%
Remaining Other Expenses		0.67%	0.67%
Total Annual Fund Operating Expenses		1.84%	1.57%
Fee Waiver and/or Reimbursement	[1]	(0.27%)	(0.42%)
Total Annual Fund Operating Expenses (after fee waiver and/or expense reimbursement)		1.57%	1.15%
[1]	The Adviser has contractually agreed to reduce its advisory fees and/or reimburse other expenses of the Fund for an initial period of not less than one year and until the next following effective date of the post-effective amendment to the registration statement of Centre Funds relating to the Fund (on or about January 29, 2026) incorporating the Fund’s financial statements for that fiscal year to the extent necessary to limit the total operating expenses of the Fund, including (but not limited to) investment advisory fees of the Adviser, but excluding, as applicable, any front-end or contingent deferred sales loads, taxes, leverage interest, distribution/service (Rule 12b-1) fees, shareholder services fees, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to an annual rate of 1.25% of the average daily net assets of the Investor Class shares and 1.10% of the average daily net assets of the Institutional Class shares. The Expense Limitation Agreement may be terminated at any time, and without payment of any penalty, by the Board, on behalf of the Fund, upon 60 days’ written notice to the Adviser, but may not be terminated by the Adviser without the consent of the Board. No recoupment will be made more than three years after the date that the applicable amount was initially waived or reimbursed by the Adviser, and the recoupment may not cause the Fund to exceed the then-existing expense limitation for that class at the time such waiver or reimbursement was made.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year that the Fund’s operating expenses remain the same and the expense reduction/reimbursement described above remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Centre Global Infrastructure Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	160	552	970	2,134
Institutional Class	120	457	818	1,832

Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells certain securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, if any, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2024, the Fund’s portfolio turnover rate was 10%.

Principal Investment Strategies

The investment objective of the Fund is to seek long-term growth of capital and current income. This investment objective may be changed without shareholder approval. The Fund is a diversified fund that will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by U.S. and foreign (non-U.S.) infrastructure-related companies. For this purpose, an “infrastructure-related” company has (i) at least 50% of its assets (excluding cash) consisting of infrastructure assets, or (ii) 50% of its gross income or net profits attributable to, or derived (directly or indirectly) from the ownership, management, construction, development, operation, use, creation or financing of infrastructure assets. “Infrastructure assets” are the physical structures and networks that provide necessary services for society, including, but not limited to, transportation assets (e.g., railroads, toll roads, bridges, tunnels, airports, parking facilities and seaports); utility assets (e.g., electric transmission and distribution lines, power generation facilities, oil, gas and water distribution facilities and related midstream assets, communications networks and satellites, sewage treatment plants and critical internet networks) and social assets (e.g., hospitals, courts, schools, correctional facilities and subsidized housing). The Fund’s 80% investment policy (the “80% Policy”) is a non-fundamental investment policy that may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund must comply with the 80% Policy at the time the Fund invests its assets. Accordingly, when the Fund no longer meets the 80% requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings, but any new investments it makes would need to be consistent with the 80% Policy.

The remaining 20% of the Fund’s net assets, plus borrowings for investment purposes, may include infrastructure-related debt securities of U.S. and non-U.S. issuers (including municipal, corporate debt obligations and asset-backed securities), energy-related infrastructure companies organized as master limited partnerships (“MLPs”), common stock and convertible securities. The Fund’s common stock investments may consist of exchange-listed equities from companies across various industries, sectors and market capitalizations. The Fund may invest in convertible securities when the attributes of a particular company’s convertible security is superior, in terms of total return (interest or dividends plus capital appreciation), to the common shares of the same company.

Under normal market conditions, the Fund will invest at least 40% of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies organized or located in at least three non-U.S. countries. Although the Fund may invest in emerging market securities without limit, under normal market conditions, the non-U.S. companies in which the Fund currently intends to invest will be organized or located primarily in developed market countries, such as Japan, Spain, Canada, and the United Kingdom. The Fund may also engage in transactions in foreign currencies. The Fund’s investments in securities of foreign issuers may include sponsored or unsponsored depositary receipts for such securities, such as American Depositary Receipts (“ADRs”) (which are typically issued by a U.S. financial institution (a depositary) and evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary) and Global Depositary Receipts (“GDRs”) (which are receipts issued outside the U.S., typically by non-U.S. banks and trust companies, and evidence ownership of either foreign or domestic securities).

The Fund intends to generally maintain a fully-invested posture. As such, cash will typically be held to a minimum. However, significant client inflows may temporarily increase cash positions. The Fund may engage in frequent or active trading depending on market conditions, resulting in a high portfolio turnover rate.

In selecting investments for the Fund, the Adviser utilizes a “bottom-up” fundamental stock selection process that the Adviser believes yields a more accurate picture of a company’s intrinsic value. The Adviser analyzes a variety of factors when selecting investments for the Fund, such as a company’s operations, risk profile, growth expectations and valuation of its securities. The Adviser utilizes a disciplined, Economic Value Added[1] framework to select investments. The framework focuses on the fundamentals of wealth creation and wealth destruction similar to the way a traditional, long-term focused corporate investor looking at all aspects of the business would assess a company’s value. In the shorter-term, markets often undervalue or overvalue a company’s ability to create or destroy wealth. The framework seeks to identify and exploit these investment opportunities. The approach is designed to capture excess returns when the market price of a stock converges toward the Adviser’s target price.

In determining whether a particular company or security may be a suitable investment for the Fund, the Adviser may focus on any number of different attributes that may include, without limitation: the company’s ability to generate favorable returns in light of current growth prospects, market position and expertise, brand value, pricing power, measures of financial strength (e.g., strong balance sheet), profit margin changes, return on capital improvement, sustainability of revenue growth, ability to generate cash flow, strong management, commitment to shareholders interests, dividends or current income, market share gains, innovation and reinvestment, corporate governance and other indications that a company or a security may be an attractive investment. Lastly, the Adviser integrates security selection with appropriate stock position sizing (determining the appropriate percentage of the Fund’s assets to commit to a particular investment) in order to maximize return relative to risk. The Adviser may sell or reduce the Fund’s position in a security when the facts or analysis surrounding the reason to originally invest in the security have changed, such as a change in general market conditions, or in response to redemptions of Fund shares.

[1]	Economic Value Added (EVA) is an estimate of a company’s economic profit. Economic profit, which refers to the profit earned by a company, minus the cost of financing the company’s capital, is an amount that may be considered in the assessment of a company’s overall value.

PRINCIPAL RISKS OF INVESTING IN THE FUND
PERFORMANCE INFORMATION

The performance information below provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart and performance table assume reinvestment of dividends and distributions. The Fund’s past performance (both before and after taxes) is not necessarily an indicator of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.centrefunds.com or by calling 1-855-298-4236.

The following bar chart depicts changes in the Fund’s performance from year to year during the periods indicated for Investor Class shares only since the Investor Class has the longest period of annual returns. The performance of the Institutional Class shares will differ from the performance shown because the Institutional Class shares will differ from the performance shown because the Institutional Class shares have different expenses than the Investor Class shares.

Annual Total Returns – Investor Class Shares

Annual Total Returns (Years Ended December 31) – Investor Class Shares

Best Quarter:	3rd Quarter, 2024	+14.69%
Worst Quarter:	1st Quarter, 2020	-24.34%

The following performance table compares the Fund’s average annual total returns for the period indicated to those of a broad-based securities market index and a supplemental index. These indices are not actively managed and not available for direct investment.

Average Annual Total Returns (for the period ended December 31, 2024)
Average Annual Total Returns - Centre Global Infrastructure Fund		1 Year	5 Years	Since Inception [2]	Inception Date
Investor Class	[1]	20.62%	4.33%	4.94%	Jan. 29, 2018
Investor Class | After Taxes on Distributions	[1]	19.75%	3.76%	4.32%	Jan. 29, 2018
Investor Class | After Taxes on Distributions and Sales	[1]	12.74%	3.28%	3.78%	Jan. 29, 2018
Institutional Class		21.08%	4.71%	5.30%	Jan. 29, 2018
Institutional Class | After Taxes on Distributions		20.03%	4.04%	4.59%	Jan. 29, 2018
Institutional Class | After Taxes on Distributions and Sales		13.12%	3.56%	4.04%	Jan. 29, 2018
MSCI World Index (reflects no deduction for fees, expenses, or taxes)	[3]	18.67%	11.17%	9.40%	Jan. 29, 2018
S&P Global Infrastructure Net Total Return Index (reflects no deduction for fees, expenses, or taxes)	[4]	14.05%	4.40%	4.82%	Jan. 29, 2018
[1]	After tax returns are shown for Investor Class shares only and will vary for Institutional Class shares, which have different expenses.
[2]	The inception date of the Investor Class and Institutional Class shares is January 29, 2018.
[3]	The MSCI World Index captures large and mid-cap representation across 23 developed markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.
[4]	The S&P Global Infrastructure Net Total Return Index is designed to track performance of the stocks of large infrastructure companies in developed or emerging markets that must be domiciled in developed markets, or whose stocks are listed on developed market exchanges around the world. The index includes companies involved in utilities, energy and transportation infrastructure, such as the management or ownership of oil and gas storage and transportation; airport services; highways and rail tracks; marine ports and services; and electric, gas and water utilities.

After tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown in the table above. After tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or an individual retirement account (“IRA”). If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

Centre Global Infrastructure Fund | Risk Lose Money [Member]
The loss of your money is a principal risk of investing in the Fund.
Centre Global Infrastructure Fund | Risk Not Insured Depository Institution [Member]
The Fund’s shares, like other mutual fund shares, are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.
Centre Global Infrastructure Fund | Common Stock Risk [Member]

Common Stock Risk. The value of common stocks held by the Fund might decrease in response to the activities of a single company or in response to general market or economic conditions. If this occurs, the value of the Fund may also decrease.

Centre Global Infrastructure Fund | Market Risk [Member]

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets. Asset prices change daily as a result of many factors, including developments affecting the condition of individual companies, the sector or industries in which they operate, and the market in general. The price of a security or other instrument may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general market conditions. In a declining stock market, security prices for all companies (including those in the Fund’s portfolio) may decline regardless of any company’s long-term prospects. The Fund’s performance per share will change daily in response to such factors. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

Centre Global Infrastructure Fund | Sector Risk Member

Sector Risk. The Fund’s investments in securities issued by infrastructure-related companies may expose the Fund to the risks affecting a particular market sector, such as utilities, telecommunication services, energy or industrials. To the extent that the Fund’s investments are focused in such a sector, the Fund will be subject to the market or economic factors affecting such sector, including adverse economic, business, political, regulatory or environmental developments, to a greater extent than if the Fund’s investments were more diversified among various different sectors.

Centre Global Infrastructure Fund | Investment Adviser Risk [Member]

Investment Adviser Risk. The Adviser’s implementation of the Fund’s strategy may fail to produce the intended results. The Adviser’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.

Centre Global Infrastructure Fund | Political / Economic Risk [Member]

Political/Economic Risk. Changes in economic and tax policies, interest rates, high inflation rates, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund’s investments.

Centre Global Infrastructure Fund | Regulatory Risk [Member]

Regulatory Risk. Governmental and regulatory actions, including tax law changes, may have unexpected or adverse consequences on particular markets, strategies, or investments, including the liquidity of investments. These actions and other developments may impact the Fund’s ability to invest or remain invested in certain securities and other assets. Legislation or regulation may also change the way in which the Fund itself is regulated. The Adviser cannot predict the effects of any new governmental regulation that may be implemented on the ability of the Fund to invest in certain assets, and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objective.

Centre Global Infrastructure Fund | Infrastructure-Related Company Investment Risk [Member]

Infrastructure-Related Company Investment Risk. The Fund’s investments in infrastructure-related companies will expose the Fund, and make it more susceptible, to adverse economic or regulatory occurrences affecting those companies. Infrastructure-related companies may be subject to a variety of factors that, individually or collectively, may adversely affect their business or operations, including general or local economic conditions and political developments, changes in government spending on infrastructure projects, general changes in market sentiment towards infrastructure assets, high interest costs in connection with capital construction and improvement programs, high degrees of leverage, difficulty in raising capital, costs associated with compliance with changes in environmental and other regulations, the deregulation of a particular industry or sector, environmental problems, technological changes, surplus capacity, casualty losses, threat of terrorist attacks, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, and the effects of energy conservation policies. In addition, infrastructure-related companies may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other challenges and the imposition of special tariffs and changes in tax laws and accounting standards. A downturn in these companies would have a larger impact on the Fund than on a mutual fund that does not focus its investments in such companies.

Centre Global Infrastructure Fund | Fixed Income Securities Risk Member

Fixed Income Securities Risk. Fixed income securities are obligations of the issuer of the securities to make payments of principal and/or interest on future dates. Fixed income securities include, but are not limited to, securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises, corporate debt securities issued by U.S. and non-U.S. entities, mortgage-backed and other asset-backed securities, structured notes and inflation-indexed bonds issued both by governments and corporations. Fixed income securities are generally subject to the risk that the issuer will be unable to meet principal and interest payments, and the risk of price volatility due to a variety of factors, including interest rate sensitivity, market perception of the issuer’s creditworthiness and general market conditions. A period of economic conditions or monetary policy volatility leading to rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell them. As interest rates rise, the value of fixed income securities typically declines.

Centre Global Infrastructure Fund | Foreign and Emerging Market Securities Risk [Member]

Foreign and Emerging Market Securities Risk. The Fund will invest in foreign securities, which involve investment risks different from those associated with domestic securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The value of the Fund’s investments may decline because of factors affecting a particular issuer, and/or factors affecting foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information may also affect the value of these securities. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund. The Fund’s investments in ADRs and GDRs entail similar investment risks to direct ownership of foreign securities traded outside the U.S.

Centre Global Infrastructure Fund | Currency Risk [Member]

Currency Risk. Currency risk is the chance that changes in currency exchange rates will negatively affect securities denominated in, and/or companies receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a portfolio’s investment in securities denominated in a foreign currency or may widen existing losses. Currency gains and losses could occur regardless of the performance of the underlying investment.

Centre Global Infrastructure Fund | Credit Risk [Member]

Credit Risk. Credit risk is the risk that the issuer of a debt security will fail to repay principal and interest on the security when due, and that there could be a decline or perception of a decline in the credit quality of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations. The default of a single holding could have the potential to adversely affect the Fund's net asset value. It is possible that a security held by the Fund could have its credit rating downgraded or could default.

Centre Global Infrastructure Fund | Interest Rate Risk [Member]

Interest Rate Risk. Changes in interest rates will affect the value of the Fund’s investments in fixed income securities. When interest rates rise, the value of investments in fixed income securities tends to fall, and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed income securities with longer maturities or durations.

Centre Global Infrastructure Fund | Maturity Risk [Member]

Maturity Risk. Longer-term securities generally have greater price fluctuations and are more sensitive to interest rate changes than shorter-term securities. Therefore, the Fund may experience greater price fluctuations when it holds securities with longer maturities.

Centre Global Infrastructure Fund | Income Risk [Member]
Income Risk. Income risk is the risk that the income received by the Fund may decrease as a result of falling interest rates or dividend yields.
Centre Global Infrastructure Fund | Municipal Obligations [Member]

Municipal Obligations. The Fund may invest in municipal obligations, including securities of states, territories and possessions, of the U.S. and the District of Columbia, and their political subdivisions, agencies and instrumentalities (collectively, “Municipal Obligations”), the interest on which is exempt from federal income tax. Municipal Obligations include general obligation bonds (which are secured by the issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest), revenue bonds (which are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power of the issuer) and notes (which are short-term instruments issued by municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues). To the extent that the Fund invests more of its assets in a particular issuer’s municipal securities, the Fund is vulnerable to events adversely affecting that issuer, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters. The Fund's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. For example, factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities. From time to time Congress has enacted legislation for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations.

Centre Global Infrastructure Fund | Liquidity Risk [Member]

Liquidity Risk. Liquidity risk occurs when an investment becomes difficult to purchase or sell. Some assets held by the Fund may be impossible or difficult to sell, particularly during times of market turmoil. The Fund may also face liquidity risk as a result of, among other factors, low trading volumes, legal or contractual restrictions on resale, and substantial redemptions of the Fund’s shares.

Centre Global Infrastructure Fund | Convertible Securities Risk [Member]

Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Centre Global Infrastructure Fund | MLP Investment Risk [Member]

MLP Investment Risk. An MLP that invests in a particular industry (e.g. oil, gas and consumable fuels) may be adversely affected by detrimental economic events within that industry. As a partnership, an MLP may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income an MLP pays to its investors, such as the Fund.